Income Taxes (Details Narrative) $ in Thousands	Dec. 31, 2022 CAD ($)
Income Taxes Details [Abstract]
Deductible temporary differences for which no deferred tax asset is recognized	$ 0
Unused tax losses for which no deferred tax asset recognized	$ 0